Investments - Narrative (Details) - EBP 055	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S. government securities
EBP, Master Trust [Line Items]
Fixed income fund percentage	84.00%	85.00%
Corporate debt instruments
EBP, Master Trust [Line Items]
Fixed income fund percentage	11.00%	11.00%
Interest bearing cash
EBP, Master Trust [Line Items]
Fixed income fund percentage	4.00%	3.00%
EBP, Other Investment
EBP, Master Trust [Line Items]
Fixed income fund percentage	1.00%	1.00%